Concentration (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		63 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014
Notes to Financial Statements
Revenue	$ 504,375		$ 746,850
Accounts receivable	$ 736,868		$ 736,868